Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As at December 31, 2018 and 2017, this account consists of:

	2018	2017
		(in million pesos)
Cash on hand and in banks (Note 27)	5,982	6,351
Temporary cash investments (Note 27)	45,672	26,554
	51,654	32,905